Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 432,846	$ 388,891
Short-term investments	100,565	101,142
Accounts receivable, net	28,194	32,017
Prepaid expenses and other assets	3,362	5,523
Total current assets	564,967	527,573
Property and equipment, net	1,024	1,084
Right-of-use assets, net	4,994	4,273
Intangible assets, net	76,702	79,866
Goodwill	425,563	426,659
Deferred tax asset	0	180
Other non-current assets	1,021	906
Total non-current assets	509,304	512,968
Total assets	1,074,271	1,040,541
Liabilities and equity
Accounts payable and accrued expenses	23,411	24,564
Current lease liabilities	1,962	1,444
Income taxes payable	7,713	3,674
Contract liabilities	1,494	1,861
Current portion of borrowings with related party	33,038	34,846
Other current liabilities	1,314	1,760
Total current liabilities	68,932	68,149
Long-term borrowings with related party	0	0
Non-current lease liabilities	3,655	3,309
Deferred tax liabilities	19,945	17,360
Other non-current liabilities	1,364	1,338
Total non-current liabilities	24,964	22,007
Total liabilities	93,896	90,156
Equity
Share capital	21,198	21,198
Share premium	359,280	359,280
Accumulated comprehensive loss	(10,316)	(4,904)
Retained earnings	610,009	574,623
Equity attributable to DoubleDown Interactive Co., Ltd.	980,171	950,197
Equity attributable to non-controlling interests	204	188
Total equity	980,375	950,385
Total liabilities and equity	$ 1,074,271	$ 1,040,541